Supplement dated March 10, 2016
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI), as supplemented or amended, of the following fund:
Fund	Document Dated
Columbia Funds Series Trust I
Columbia Small Cap Core Fund	Prospectus Dated 1/1/2016 Summary Prospectus Dated 1/1/2016 (As amended 1/19/2016) SAI Dated 3/1/2016
Effective on or about April 18, 2016, the Fund’s name will change to Columbia Disciplined Small Core Fund. Accordingly, effective on such date, all references in the prospectus, summary prospectus and SAI to Columbia Small Cap Core Fund are deleted and replaced with Columbia Disciplined Small Core Fund.
Shareholders should retain this Supplement for future reference.
SUP225_08_002_(03/16)